THE TIMOTHY PLAN

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

February 2, 2022

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	The Timothy Plan (“Registrant”) (SEC File Nos. 811-08228 and 033-73248 )

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Timothy Fund Class I shares of the following funds: Aggressive Growth Fund, International Fund, Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Fixed Income Fund, High Yield Bond Fund, Israel Common Values Fund, Defensive Strategies Fund, and Growth and Income Fund, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 108 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 108 has been filed electronically.

If you have any questions or would like further information, please contact me at (407) 644-1986.

Sincerely,

/s/ Art Ally

Arthur Ally

President & Chairman of the Board